ACQUISITIONS BALANCE SHEET 12-31-17 (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 19,681	$ 19,664	$ 51,054	$ 64,221
Due from Related Parties, Current	31,473	40,817
Accounts receivable	2,500	1,423
Prepaids and other current assets	1,551	1,793
Assets, Current	55,205	63,697
Property, plant and equipment, net	722,907	684,488
Other non-current assets	5,807	30
Total assets	790,251	748,215
Accounts payable - affiliates	6,745	8,352
Accounts payable and accrued liabilities	13,709	19,794
Deferred revenue	1,152	1,438
Liabilities, Current	21,606	29,584
Long-term debt	603,581	548,793
Other long-term liabilities	1,825	2,078
Liabilities	627,012	580,455
Commitments and contingencies (Note 9)
Net Investment - Predecessor	12,495	10,665
Total PBF Logistics LP equity	(5,799)	(4,143)
Noncontrolling interest	169,038	171,903
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	163,239	167,760		163,090
Liabilities and Equity	790,251	748,215
PBF Logistics LP [Member]
Cash and cash equivalents	19,681	19,664
Due from Related Parties, Current	31,473	40,817
Accounts receivable	2,500	1,423
Prepaids and other current assets	1,551	1,793
Assets, Current	55,205	63,697
Property, plant and equipment, net	710,412	673,823
Other non-current assets	5,807	30
Total assets	777,756	737,550
Accounts payable - affiliates	6,745	8,352
Accounts payable and accrued liabilities	13,709	19,794
Deferred revenue	1,152	1,438
Liabilities, Current	21,606	29,584
Long-term debt	603,581	548,793
Other long-term liabilities	1,825	2,078
Liabilities	627,012	580,455
Total PBF Logistics LP equity	(18,294)	(14,808)
Noncontrolling interest	169,038	171,903
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	150,744	157,095
Liabilities and Equity	777,756	737,550
Development Assets Predecessor [Member]
Cash and cash equivalents	0	0
Due from Related Parties, Current	0	0
Accounts receivable	0	0
Prepaids and other current assets	0	0
Assets, Current	0	0
Property, plant and equipment, net	12,495	10,665
Other non-current assets	0	0
Total assets	12,495	10,665
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Deferred revenue	0	0
Liabilities, Current	0	0
Long-term debt	0	0
Other long-term liabilities	0	0
Liabilities	0	0
Total PBF Logistics LP equity	12,495	10,665
Noncontrolling interest	0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	12,495	10,665
Liabilities and Equity	12,495	10,665
Predecessor [Member]
Net Investment - Predecessor	12,495	10,665
Predecessor [Member] | PBF Logistics LP [Member]
Net Investment - Predecessor	0	0
Predecessor [Member] | Development Assets Predecessor [Member]
Net Investment - Predecessor	12,495	10,665
Common Units [Member]
Total PBF Logistics LP equity	(21,709)	(17,544)
Common Units [Member] | PBF Logistics LP [Member]
Total PBF Logistics LP equity	(21,709)	(17,544)
Common Units [Member] | Development Assets Predecessor [Member]
Total PBF Logistics LP equity	0	0
Subordinated Units [Member] | PBF LLC [Member]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest			2,107	(276,083)
Incentive Distribution Rights [Member]
Total PBF Logistics LP equity	3,415	2,736
Incentive Distribution Rights [Member] | Development Assets Predecessor [Member]
Total PBF Logistics LP equity	0	0
Incentive Distribution Rights [Member] | PBF LLC [Member]
Total PBF Logistics LP equity	3,415	2,736
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	$ 3,415	$ 2,736	$ 174,047	$ 1,266